Paras Madho
Manager
Securities Operations

[redacted]

05069372

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-7436

NYSE

October 21, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

RECD S.E.C.
OCT 21 2005
1086

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HSBC USA INC., Depositary Shares (Each representing one-fortieth of a share of Floating Rate Non-Cumulative Preferred Stock, Series G) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 21, 2005. Tentative listing date – October 25, 2005.

Sincerely,

Paras Madho

PROCESSED
OCT 25 2005
THOMSON FINANCIAL

93246